Cover	Apr. 02, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2026
Entity File Number	001-43126
Entity Registrant Name	Willow Lane Acquisition Corp. II
Entity Central Index Key	0002083946
Entity Tax Identification Number	37-2213855
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	250 West 57th Street
Entity Address, Address Line Two	Suite 415
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10107
City Area Code	646
Local Phone Number	565-3861
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
City Area Code	Nasdaq
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Trading Symbol	WLIIU
Class A ordinary shares, par value $0.0001 per share
City Area Code	Nasdaq
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	WLII
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
City Area Code	Nasdaq
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	WLIIW